SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share-Based Payment Arrangements [Abstract]
Schedule of total expenses for share based payment plans
The total expenses for share based payment plans in 2024, 2023 and 2022 is specified as follows:

Amounts in $ ‘000
Share-based compensation (in $ ‘000)	2024	2023	2022
Non-executive directors' remuneration	238	246	234
Employee options	703	1,654	2,156
Long term incentive plan	4,153	4,006	3,528
Restricted stock units	6,154	3,345	474
Balance at December 31	11,248	9,251	6,392

Schedule of assumptions used in the black-scholes model to determine the fair value of options at grant date
The following assumptions were used in the Black-Scholes model to determine the fair value of options at grant date:

	2024	2023	2022
Expected time to maturity	n/a	1-4 years	1-4 years
Volatility	n/a	38% - 46%	36% - 50%
Risk-free interest rate	n/a	2.20% - 2.68%	(0.48)% - 2.49%

Schedule of thresholds and payout percentages for long term incentive program
The thresholds and payout percentages for the LTI program are given by the following table, as to be determined for each of the AScX and IBB indices separately (each weighted at 50% of pay-out):

TSR equal to index	80% pay-out
TSR 10% above index	90% pay-out
TSR 20% above index	100% pay-out
TSR 40% above index	110% pay-out
TSR 60% above index	120% pay-out
TSR 80% above index	130% pay-out
TSR 100% above index	150% pay-out
TSR below index	0% pay-out

Schedule of range of assumptions used in the Monte Carlo simulation
The range of assumptions used in the Monte Carlo simulation to determine the fair value of long-term incentive plan share awards at grant date were:

	2024	2023	2022
Volatilities	40.5%	42%	46%
Risk-free interest rates	2.53%	2.34%	0.61%
Dividend yields	—%	—%	—%

Schedule of number and weighted average exercise prices of share options
An overview of activity in the number of options for 2024 is as follows (please also refer to Note 25. Earnings per share and fully-diluted shares in respect of movements since the reporting date)(note that the dollar weighted average exercise price is translated using the closing exchange rate for the respective year (2024: 1:1.0350)):

	2024		2023		2022
	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)
Balance at January 1	34,482,312	0.952	47,596,801	0.897	52,789,478	0.911
Expired	(3,707,334)	0.840	(205,000)	0.847	—	—
Forfeited	(634,874)	0.896	(1,423,375)	0.992	(3,660,928)	0.847
Granted	—	—	270,000	1.349	4,801,938	0.902
Exercised	(5,901,167)	0.784	(11,756,114)	0.857	(6,333,687)	0.599
Balance at December 31	24,238,937	0.932	34,482,312	0.952	47,596,801	0.897
- Vested	19,816,437	0.942	9,284,834	0.856	8,687,584	0.844
- Unvested	4,422,500	0.889	25,197,478	0.987	38,909,217	0.910
Exercise prices of options outstanding at December 31, 2024, and the exercise values are in the following ranges (note that the exercise value in $ is translated using the closing exchange rate for the respective year (2024: 1:1.0350)):

	2024		2023		2022
Exercise prices in $	Number	Exercise value in $’000	Number	Exercise value in $’000	Number	Exercise value in $’000
0.57 – 0.85	10,460,750	8,555	6,739,000	4,967	26,796,675	21,847
0.85 – 1.63	13,778,187	14,045	27,743,312	24,862	20,800,126	20,895
Balance at December 31	24,238,937	22,600	34,482,312	29,828	47,596,801	42,742

Schedule of range of exercise prices for options
For the options outstanding at the end of the year, the range of exercise prices and weighted average remaining contractual life is as follows (note that the range of exercise prices is translated using the closing exchange rate for the respective year (2024: 1:1.0350):

	2024	2023	2022
Range of exercise prices ($)	0.73 - 1.54	0.78 - 1.63	0.76 - 1.58
Weighted average remaining contractual life (years)	1.41	1.91	2.55

Overview of number of LTIP shares granted, fair value per share, forfeited or issued
An overview of the number of LTIP shares granted in 2021-2024 and in total as well as the fair value per share award is as follows (note that the fair value per share award in $ is translated using the closing exchange rate for the respective year (2024: 1:1.0350)):

Participant category	2024	2023	2022	2021	Total
Executive Members of the Board of Directors	1,824,602	1,681,570	2,363,455	1,337,888	7,207,515
Executive Committee	4,997,299	4,221,870	5,816,083	6,301,400	21,336,652
Senior managers	—	—	—	812,500	812,500
Total	6,821,901	5,903,440	8,179,538	8,451,788	29,356,667
Fair value per share award ($)	0.896	0.880	0.517	0.887

The following table provides an overview of LTIP shares granted, forfeited or issued in 2021-2024 as well as the number of LTIP shares reserved at December 31, 2024:

Participant category	Granted	Issued	Forfeited / Unvested	Reserved at December 31, 2024
Executive Members of the Board of Directors	7,207,515	(403,353)	(2,195,941)	4,608,221
Executive Committee	21,336,652	(1,877,545)	(5,301,855)	14,157,252
Senior managers	812,500	(77,613)	(734,887)	—
Total	29,356,667	(2,358,511)	(8,232,683)	18,765,473
An overview of the granted RSU's to the Company's (senior) managers, as well as the number of RSU's reserved at December 31, 2024, is as follows:

Grant year	Granted	Issued	Forfeited / Unvested	Reserved at December 31, 2024
2022	4,931,000	(2,243,622)	(509,500)	2,177,878
2023	7,979,250	(1,764,059)	(705,875)	5,509,316
2024	12,091,227	—	(42,112)	12,049,115
Total	25,001,477	(4,007,681)	(1,257,487)	19,736,309

Schedule of metrics used for the transition arrangement for the CEO
The performance on both the TSR and the strategic corporate objectives, applying the respective weightings, led to the following vesting level under the One-Off Transition Arrangement for the CEO (i.e., second annual tranche of 1,400,000 shares):

Metric definition	Achievement	Weighting	Vesting level
TSR	115%	40%	46%
Strategic Objectives	90%	60%	54%
Total		100%	100%